Significant Financing Transactions (Schedule of Equity Units) (Details) - USD ($) shares in Millions, $ in Millions			1 Months Ended
		Jun. 14, 2019	Aug. 31, 2019	Sep. 30, 2019
Capital Unit [Line Items]
Units Issued			18.5
Total Preferred Stock	[1]			$ 1,596
Stock Purchase Contract Liability				233
2019 Corporate Units
Capital Unit [Line Items]
Units Issued		16.0
Total Net Proceeds	[2]	$ 1,582
Total Preferred Stock		$ 1,610
Cumulative Dividend Rate		1.75%
Stock Purchase Contract Annual Rate		5.50%
Stock Purchase Contract Liability	[3]			$ 250
Stock Purchase Contract Settlement Date		Jun. 01, 2022

[1]	20 million shares authorized; 2 million shares outstanding at September 30, 2019.
[2]	Issuance costs of $28 million were recorded as a reduction to preferred stock ($14 million) and common stock ($14 million) in the Consolidated Balance Sheets.
[3]	Payments of $17 million were made in September 2019. The stock purchase contract liability was $233 million at September 30, 2019.